UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, New York 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2015

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and under Individual Investors click on Proxy Voting Record. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Peter B. M. Eby Robert P. Herrmann James E. Kelly Barbara F. Palk Christopher L. Wilson
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

We certainly didn’t lack for excitement over the course of the fiscal year ended October 31. Headline-grabbing events included geopolitical tensions in the Middle East and Russia/Ukraine, an Ebola outbreak, a possible Greek exit from the euro zone and tumbling commodity prices. Perhaps unsurprisingly, volatility returned to the financial markets, both globally and here at home.

Fixed income investors were affected when bond yields spiked sharply in May as a result of higher inflation expectations brought on by better-than-expected economic data in the euro zone and a rise in oil prices. Equity investors felt the effects of increased volatility in the summer when concern about slowing economic growth in China and the world economy intensified. The S&P 500 Index experienced a brief technical correction in late August, declining 10% from its peak. In spite of these periods of volatility, U.S. financial markets proved resilient over the fiscal year, and both equities and bonds rose modestly.

Overall, the S&P 500 was up 5% for the fiscal year. Gains were widespread, with seven of the Index’s ten sectors advancing, led by the Consumer Discretionary, Consumer Staples and IT sectors. Fixed income securities, as represented by the Barclays U.S. Aggregate Bond Index, gained 2% over the period. Treasuries outperformed corporate bonds as their “safe-haven” status attracted investors.

During the fiscal year, investors continued to keep a close eye on global central banks, which maintained or accelerated their highly accommodative stances in the face of continued lackluster economic growth. The European Central Bank, Bank of Japan and Bank of Canada all eased further. As a result, yields remained low.

Domestically, the Federal Reserve (the Fed) also remained supportive, maintaining its key rate in the zero to 0.25% range in spite of widespread speculation that it would raise rates. In its October 28th policy announcement, the Fed did alter its language, sending a clear signal that there is still potential for a rate increase at its December meeting. The Fed continued to indicate that it would take a balanced approach to any tightening and commented that it may keep the federal funds rate lower than normal even once employment and inflation data approach target levels.

Economic Update

Domestically, the economy continued to advance, although at a slower pace than in 2014. The economy grew at an annualized rate of -0.2% in the first quarter of 2015, 3.9% in the second quarter and 1.5% in the third quarter. The labor market ended the fiscal year on a high note, exceeding expectations in October as 271,000 new jobs were created in the month and wages grew 2.5% year over year. This was the best increase in wage growth in over six years. On average, 230,000 new jobs per month were created during the fiscal year, and the unemployment rate declined from 5.8% in October 2014 to 5.0% in October 2015. Meanwhile, inflation remained subdued. In September, the headline rate was flat year over year, largely restrained by lower energy and import prices. Excluding energy and food, inflation rose 1.9% year over year.

The U.S. dollar was strong against a basket of major currencies, helped by the relatively strong domestic economy and the dollar’s perceived safe-haven status. Over the fiscal year, the dollar rose versus the Euro, British pound, Canadian dollar and Japanese yen.

Looking Ahead

We anticipate that the current low growth environment will persist for a prolonged period given the deflationary effects of elevated debt levels and weak aggregate demand. In addition, we expect further bouts of financial market volatility. While we expect the U.S. dollar will remain strong, we do not expect it to outperform its global peers at the same rate as it has over the past several years.

Performance Summary

At TD Asset Management, our fixed income strategies remain characterized by a focus on quality. Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson
President and Chief Executive Officer
TD Asset Management USA Funds Inc.
December 1, 2015

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 through October 31, 2015.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios 5/1/15 to 10/31/15	Expenses Paid During Period* 5/1/15 to 10/31/15
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.18%	$0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18	0.92
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.18	0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18	0.92
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.18	0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18	0.92
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.18	0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18	0.92
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Portfolios are designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution(1)	Total	U.S. Government Interest(2)	Foreign Investors Qualified Interest Income(3)	Qualified Short-Term Capital Gain(4)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	1.09%	97.30%	0.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	51.09%	100.00%	0.00%
TDAM Municipal Portfolio	0.00%	2.98%	97.02%	100.00%	78.43%	100.00%	0.00%
TDAM California Municipal Money Market Portfolio	0.00%	0.84%	99.16%	100.00%	0.00%	100.00%	0.00%
TDAM New York Municipal Money Market Portfolio	0.00%	4.69%	95.31%	100.00%	66.04%	100.00%	0.00%

(1)	“Tax Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2015. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.
(4)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2015 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2015 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2015 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

October 31, 2015

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$2,944,617,179	$1,063,786,717	$943,220,536	$389,136,496	$209,800,770
Investments in securities, at value (Note 2)	$2,568,894,179	$963,378,717	$943,220,536	$389,136,496	$209,800,770
Repurchase agreements, at value (Note 2)	375,723,000	100,408,000	—	—	—
TOTAL INVESTMENTS	2,944,617,179	1,063,786,717	943,220,536	389,136,496	209,800,770
Cash	7,000,786	7,000,774	—	—	41,409
Receivable for capital shares sold	42,862,163	18,785,478	12,328,875	4,095,998	5,141,247
Interest receivable	2,961,263	134,917	667,832	649,149	189,623
Due from Investment Manager	—	—	17,003	10,746	35,629
Prepaid expenses	301,753	62,740	79,119	32,290	32,478
TOTAL ASSETS	2,997,743,144	1,089,770,626	956,313,365	393,924,679	215,241,156
LIABILITIES
Payable for capital shares redeemed	33,134,926	16,811,086	18,196,338	6,879,692	3,493,359
Payable for securities purchased	10,158,556	—	—	—	—
Payable to Investment Manager	226,342	76,654	—	—	—
Transfer agent fees payable	184,206	—	—	—	—
Distribution fees payable	3,501	—	—	—	103
Shareholder servicing fees payable	2,150	—	6	—	—
Dividends payable to shareholders	1,300	211	372	151	55
Payable for Directors’ fees (Note 4)	214	214	214	214	214
Payable to custodian	—	—	16,204	4,875	—
Other accrued expenses	285,497	127,279	101,963	51,920	47,866
TOTAL LIABILITIES	43,996,692	17,015,444	18,315,097	6,936,852	3,541,597
NET ASSETS	$2,953,746,452	$1,072,755,182	$937,998,268	$386,987,827	$211,699,559
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$2,953,755,738	$1,072,758,292	$937,994,636	$386,991,978	$211,735,110
Undistributed (distributions in excess of) net investment income	(122)	371	—	—	(1)
Accumulated net realized gains (losses) from investment transactions	(9,164)	(3,481)	3,632	(4,151)	(35,550)
Net assets, at value	$2,953,746,452	$1,072,755,182	$937,998,268	$386,987,827	$211,699,559
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($542,915,903 ÷ 542,938,820 shares)	($792,116,427 ÷ 792,124,206 shares)	($393,779,637 ÷ 393,800,290 shares)	($162,885,197 ÷ 162,881,076 shares)	($107,157,737 ÷ 107,190,151 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($102,624,318 ÷ 102,633,519 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,582,736,524 ÷ 1,582,704,386 shares)	($280,638,755 ÷ 280,635,081 shares)	($544,218,631 ÷ 544,194,847 shares)	($224,102,630 ÷ 224,110,902 shares)	($104,541,822 ÷ 104,564,538 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($725,469,707 ÷ 725,479,012 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2015

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$4,892,113	$1,044,962	$527,546	$186,222	$96,451
EXPENSES
Investment management fees	2,660,807	1,061,287	919,447	379,763	194,531
Distribution fees
Investor Class	2,551,480	3,525,388	1,804,037	723,095	466,438
Premium Class	364,763	—	—	—	—
Class A	8,324,866	1,508,873	2,749,865	1,161,117	481,661
Select Class	2,353,980	—	—	—	—
Shareholder servicing fees
Investor Class	1,417,482	1,958,540	1,002,238	401,718	259,131
Premium Class	49,969	—	—	—	—
Class A	3,926,828	711,733	1,297,107	547,697	227,199
Select Class	356,673	—	—	—	—
Transfer agent fees
Investor Class	566,989	783,410	400,892	160,686	103,652
Premium Class	49,969	—	—	—	—
Class A	1,570,720	284,691	518,839	219,077	90,879
Select Class	713,320	—	—	—	—
Directors’ fees (Note 4)	25,939	25,940	25,939	25,939	25,939
Registration fees	540,493	91,939	92,128	65,138	55,961
Shareholder reports and mailing	368,363	176,478	74,117	35,104	32,647
Professional fees	176,517	85,813	82,078	63,077	65,842
Custody fees	104,355	45,387	56,661	25,643	16,034
Other expenses	157,016	58,661	79,945	35,982	21,076
TOTAL EXPENSES	26,280,529	10,318,140	9,103,293	3,844,036	2,040,990
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(21,683,519)	(9,379,704)	(8,667,720)	(3,695,791)	(1,963,997)
NET EXPENSES	4,597,010	938,436	435,573	148,245	76,993
NET INVESTMENT INCOME	295,103	106,526	91,973	37,977	19,458
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(9,167)	1,223	3,632	(8)	31
NET INCREASE IN NET ASSETS FROM OPERATIONS	$285,936	$107,749	$95,605	$37,969	$19,489

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$295,103	$247,163	$106,526	$71,374	$91,973	$88,858
Net realized gains (losses) from investment transactions	(9,167)	23,066	1,223	(1,348)	3,632	—
Net increase in net assets from operations	285,936	270,229	107,749	70,026	95,605	88,858
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(56,703)	(62,862)	(78,057)	(72,919)	(40,091)	(42,282)
Premium Class	(9,994)	(10,572)	—	—	—	—
Class A	(157,072)	(144,498)	(28,469)	(29,195)	(51,883)	(46,833)
Select Class	(71,333)	(54,598)	—	—	—	—
From net realized gains
Investor Class	(2,939)	—	—	—	—	—
Premium Class	(637)	—	—	—	—	—
Class A	(7,753)	—	—	—	—	—
Select Class	(3,551)	—	—	—	—	—
Total dividends and distributions to shareholders	(309,982)	(272,530)	(106,526)	(102,114)	(91,974)	(89,115)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,368,168,852	1,467,917,773	4,195,629,451	4,485,651,350	970,892,319	970,325,236
Shares issued in reinvestment of dividends	51,459	56,466	76,964	71,087	38,536	40,893
Payments for shares redeemed	(1,408,821,813)	(1,559,099,463)	(4,155,119,528)	(4,404,106,939)	(982,096,691)	(998,415,410)
Net increase (decrease) in net assets from Investor Class shares	(40,601,502)	(91,125,224)	40,586,887	81,615,498	(11,165,836)	(28,049,281)
Premium Class:
Proceeds from shares sold	86,862,174	88,999,881	—	—	—	—
Shares issued in reinvestment of dividends	8,151	8,630	—	—	—	—
Payments for shares redeemed	(98,183,212)	(81,016,069)	—	—	—	—
Net increase (decrease) in net assets from Premium Class shares	(11,312,887)	7,992,442	—	—	—	—
Class A:
Proceeds from shares sold	6,636,204,536	6,285,404,978	1,184,575,834	1,355,405,568	2,164,058,204	1,837,157,123
Shares issued in reinvestment of dividends	153,970	141,818	27,897	28,463	49,702	44,816
Payments for shares redeemed	(6,626,692,998)	(6,119,552,277)	(1,206,855,033)	(1,349,848,297)	(2,082,978,064)	(1,872,444,222)
Net increase (decrease) in net assets from Class A shares	9,665,508	165,994,519	(22,251,302)	5,585,734	81,129,842	(35,242,283)
Select Class:
Proceeds from shares sold	2,465,585,564	2,001,430,591	—	—	—	—
Shares issued in reinvestment of dividends	69,766	53,067	—	—	—	—
Payments for shares redeemed	(2,373,491,370)	(1,885,394,074)	—	—	—	—
Net increase in net assets from Select Class shares	92,163,960	116,089,584	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	49,915,079	198,951,321	18,335,585	87,201,232	69,964,006	(63,291,564)
TOTAL INCREASE (DECREASE) IN NET ASSETS	49,891,033	198,949,020	18,336,808	87,169,144	69,967,637	(63,291,821)
NET ASSETS:
Beginning of year	2,903,855,419	2,704,906,399	1,054,418,374	967,249,230	868,030,631	931,322,452
End of year	$2,953,746,452	$2,903,855,419	$1,072,755,182	$1,054,418,374	$937,998,268	$868,030,631
Undistributed (distributions in excess of) net investment income, end of year	$(122)	$(4)	$371	$371	$—	$1

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$37,977	$38,510	$19,458	$19,130
Net realized gains (losses) from investment transactions	(8)	655	31	420
Net increase in net assets from operations	37,969	39,165	19,489	19,550
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,068)	(16,538)	(10,368)	(10,400)
Class A	(21,909)	(21,513)	(9,090)	(7,487)
Total dividends and distributions to shareholders	(37,977)	(38,051)	(19,458)	(17,887)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	313,357,848	323,831,646	293,047,003	347,306,383
Shares issued in reinvestment of dividends	15,730	16,095	9,754	9,880
Payments for shares redeemed	(307,922,229)	(336,336,227)	(287,782,672)	(345,495,980)
Net increase (decrease) in net assets from Investor Class shares	5,451,349	(12,488,486)	5,274,085	1,820,283
Class A:
Proceeds from shares sold	1,083,423,429	1,186,663,724	399,486,946	333,892,875
Shares issued in reinvestment of dividends	21,079	20,627	8,857	7,239
Payments for shares redeemed	(1,061,312,329)	(1,173,689,669)	(362,583,544)	(341,902,874)
Net increase (decrease) in net assets from Class A shares	22,132,179	12,994,682	36,912,259	(8,002,760)
Net increase (decrease) in net assets from capital share transactions	27,583,528	506,196	42,186,344	(6,182,477)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,583,520	507,310	42,186,375	(6,180,814)
NET ASSETS:
Beginning of year	359,404,307	358,896,997	169,513,184	175,693,998
End of year	$386,987,827	$359,404,307	$211,699,559	$169,513,184
Distributions in excess of net investment income, end of year	$—	$—	$(1)	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$542,916		$583,522		$674,647		$763,979		$865,149
Ratio of net expenses to average net assets	0.15%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.94%		0.94%		0.95%		0.97%		0.92%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

	Premium Class
	2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$102,624		$113,938		$105,946		$131,130		$183,634
Ratio of net expenses to average net assets	0.15%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.60%		0.61%		0.61%		0.63%		0.58%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Class A
	2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$1,582,737		$1,573,084		$1,407,090		$1,280,470		$1,158,756
Ratio of net expenses to average net assets	0.16%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	1.02%		1.02%		1.03%		1.05%		1.00%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

	Select Class
	2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$725,470		$633,311		$517,223		$520,771		$638,736
Ratio of net expenses to average net assets	0.16%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.62%		0.62%		0.63%		0.65%		0.60%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015		2014		2013		2012		2011
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$792,116		$751,528		$669,935		$571,744		$563,640
Ratio of net expenses to average net assets	0.09%		0.06%		0.09%		0.13%		0.14%
Ratio of total expenses to average net assets	0.94%		0.95%		0.95%		0.95%		0.92%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2015		2014		2013		2012		2011
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$280,639		$302,890		$297,314		$287,472		$379,142
Ratio of net expenses to average net assets	0.09%		0.06%		0.09%		0.13%		0.14%
Ratio of total expenses to average net assets	1.02%		1.03%		1.03%		1.03%		1.00%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015		2014		2013		2012		2011
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	0.000	*	—		—		—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$393,780		$404,944		$432,993		$408,554		$407,688
Ratio of net expenses to average net assets	0.05%		0.07%		0.12%		0.17%		0.22%
Ratio of total expenses to average net assets	0.94%		0.95%		0.95%		0.95%		0.94%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2015		2014		2013		2012		2011
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains on investments	0.000	*	—		—		—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$544,219		$463,087		$498,329		$426,832		$412,960
Ratio of net expenses to average net assets	0.05%		0.06%		0.11%		0.17%		0.22%
Ratio of total expenses to average net assets	1.02%		1.03%		1.03%		1.03%		1.02%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2015		2014		2013		2012		2011
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$162,885		$157,434		$169,922		$162,971		$154,950
Ratio of net expenses to average net assets	0.04%		0.05%		0.11%		0.16%		0.18%
Ratio of total expenses to average net assets	0.97%		0.97%		0.97%		0.98%		0.98%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2015		2014		2013		2012		2011
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$224,103		$201,970		$188,975		$155,023		$157,317
Ratio of net expenses to average net assets	0.04%		0.05%		0.10%		0.16%		0.18%
Ratio of total expenses to average net assets	1.05%		1.05%		1.05%		1.06%		1.05%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

	Investor Class
	2015		2014		2013		2012		2011
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$107,158		$101,884		$100,062		$95,351		$92,206
Ratio of net expenses to average net assets	0.04%		0.05%		0.10%		0.14%		0.17%
Ratio of total expenses to average net assets	1.01%		1.02%		1.01%		1.02%		1.03%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2015		2014		2013		2012		2011
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of year (000)	$104,542		$67,629		$75,632		$95,548		$55,846
Ratio of net expenses to average net assets	0.04%		0.05%		0.11%		0.14%		0.17%
Ratio of total expenses to average net assets	1.09%		1.10%		1.09%		1.10%		1.11%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies. The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2015, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the fiscal year ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the fiscal year ended October 31, 2015, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2015, earnings credits were $793 for the Money Market Portfolio and $377 for the U.S. Government Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”). These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons,

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the year ended October 31, 2015, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Portfolio as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Transfer Agent Fees Waived	Total
Money Market Portfolio	$—	N/A	N/A	N/A	$—
Investor Class	N/A	$2,551,480	$1,417,482	$462,935	4,431,897
Premium Class	N/A	364,763	46,269	34,960	445,992
Class A	N/A	8,324,866	3,926,828	1,267,977	13,519,671
Select Class	N/A	2,353,980	356,673	575,306	3,285,959
					$21,683,519
U.S. Government Portfolio	$607,069	N/A	N/A	N/A	$607,069
Investor Class	N/A	$3,525,388	$1,958,540	$783,410	6,267,338
Class A	N/A	1,508,873	711,733	284,691	2,505,297
					$9,379,704
Municipal Portfolio	$894,752	N/A	N/A	N/A	$894,752
Investor Class	N/A	$1,804,027	$1,002,238	$400,892	3,207,157
Class A	N/A	2,749,865	1,297,107	518,839	4,565,811
					$8,667,720
California Portfolio	$482,405	N/A	N/A	N/A	$482,405
Investor Class	N/A	$723,095	$401,718	$160,682	1,285,495
Class A	N/A	1,161,117	547,697	219,077	1,927,891
					$3,695,791
New York Portfolio	$335,040	N/A	N/A	N/A	$335,040
Investor Class	N/A	$466,438	$259,131	$103,649	829,218
Class A	N/A	481,661	227,199	90,879	799,739
					$1,963,997

All fees are earned, waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	a committee meeting fee of $3,500 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to distribution reclassification. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2015:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Money Market Portfolio	$—	$(119)	$119

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2015 and 2014, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2015	$—	$309,982	$—	$309,982
	2014	—	272,530	—	272,530
U.S. Government Portfolio	2015	—	106,526	—	106,526
	2014	—	102,114	—	102,114
Municipal Portfolio	2015	89,262	2,712	—	91,974
	2014	89,070	45	—	89,115
California Portfolio	2015	37,658	319	—	37,977
	2014	37,579	472	—	38,051
New York Portfolio	2015	18,566	892	—	19,458
	2014	17,617	270	—	17,887

As of October 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$25,021	$—	$(9,167)	$(25,140)	$(9,286)
U.S. Government Portfolio	9,914	—	(3,481)	(9,543)	(3,110)
Municipal Portfolio	3,632	8,735	—	(8,735)	3,632
California Portfolio	—	3,341	(4,150)	(3,342)	(4,151)
New York Portfolio	—	1,854	(35,549)	(1,856)	(35,551)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2015, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2016	2018	2019	Total
Money Market Portfolio	$9,167	$—	$—	$—	$9,167
U.S. Government Portfolio	3,481	—	—	—	3,481
California Portfolio	8	4,061	81	—	4,150
New York Portfolio	34,962	—	148	439	35,549

During the year ended October 31, 2015, the U.S. Government Portfolio and New York Portfolio utilized $1,223 and $31, respectively, of capital loss carryforwards to offset capital gains.

At October 31, 2015, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments will not take effect until after October 14, 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the management is evaluating the implications and its impact to the Portfolios.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER (A) — 32.8%
BANKS — 6.1%
Caisse Centrale Desjardins
0.29%, 11/30/15 (B)	$28,000,000	$27,993,459
0.21%, 12/14/15 (B)	30,000,000	29,992,475
Commonwealth Bank of Australia
0.27%, 11/30/15 (B)	46,000,000	45,989,995
National Australia Bank
0.22%, 1/19/16 (B)	25,000,000	24,987,931
0.39%, 4/5/16 (B)	50,000,000	49,915,500
		178,879,360
DOMESTIC/FOREIGN BANK SUPPORTED — 0.8%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.29%, 2/16/16 (B)	25,000,000	24,978,451
INDUSTRIAL & OTHER COMMERCIAL PAPER — 25.9%
Adventist Health System
0.17%, 11/20/15	30,000,000	29,997,308
Ascension Health
0.27%, 1/7/16	20,000,000	19,989,950
CDP Financial
0.25%, 11/16/15	27,000,000	26,997,187
0.24%, 11/19/15	33,500,000	33,495,980
0.26%, 1/13/16	20,000,000	19,989,456
Johnson & Johnson
0.17%, 11/18/15 (B)	47,000,000	46,996,227
Microsoft
0.13%, 11/4/15 (B)	23,000,000	22,999,751
0.18%, 1/6/16 (B)	30,000,000	29,990,100
0.16%, 1/13/16 (B)	25,000,000	24,991,889
0.17%, 1/20/16 (B)	25,000,000	24,990,556
Northwestern University
0.19%, 11/10/15	28,000,000	27,998,670
0.16%, 11/24/15	27,000,000	26,997,240
President and Fellows of Harvard College
0.10%, 12/15/15	30,326,000	30,322,294
Province of British Columbia Canada
0.24%, 1/5/16	30,000,000	29,987,000
PSP Capital
0.21%, 11/13/15 (B)	24,000,000	23,998,320
0.26%, 12/1/15 (B)	47,000,000	46,989,817
0.16%, 12/10/15 (B)	25,000,000	24,995,667
Trinity Health
0.13%, 11/12/15	34,000,000	33,998,650
0.13%, 12/8/15	40,000,000	39,994,656
0.19%, 12/9/15	25,000,000	24,994,986

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California
0.14%, 11/19/15	$50,000,000	$49,996,500
0.14%, 12/7/15	21,000,000	20,997,060
Yale University
0.10%, 11/4/15	17,000,000	16,999,858
0.13%, 11/12/15	35,750,000	35,748,580
0.12%, 11/18/15	25,000,000	24,998,583
0.12%, 12/2/15	26,045,000	26,042,309
		765,498,594
TOTAL COMMERCIAL PAPER		969,356,405
CORPORATE OBLIGATIONS — 18.2%
BANKS — 11.1%
Bank of Montreal, MTN
0.80%, 11/6/15	14,400,000	14,400,811
0.84%, 7/15/16 (C)	26,000,000	26,070,142
1.30%, 7/15/16	3,250,000	3,262,016
Bank of Montreal
0.49%, 9/16/16 (C)	25,000,000	25,000,000
Bank of New York Mellon, MTN
0.70%, 3/4/16	11,155,000	11,162,713
Bank of Nova Scotia
2.90%, 3/29/16	29,000,000	29,285,589
1.38%, 7/15/16	30,000,000	30,158,984
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	28,000,000	28,058,133
0.39%, 5/13/16 (C)	19,000,000	19,006,195
0.84%, 7/18/16 (C)	7,000,000	7,019,900
2.75%, 1/27/16 (B)	21,666,000	21,780,615
Commonwealth Bank of Australia
3.25%, 3/17/16 (B)	7,500,000	7,580,026
National Australia Bank
0.90%, 1/20/16	13,625,000	13,638,325
Royal Bank of Canada, MTN
0.85%, 3/8/16	8,547,000	8,555,814
0.83%, 3/9/16 (C)	25,000,000	25,037,296
2.88%, 4/19/16	9,000,000	9,097,151
2.30%, 7/20/16	25,500,000	25,788,663
World Bank, DN
0.20%, 11/5/15 (A)	23,000,000	22,999,489
		327,901,862
CONSUMER STAPLES — 0.4%
Procter & Gamble
1.80%, 11/15/15	6,361,000	6,364,414
Wal-Mart Stores
0.60%, 4/11/16	4,000,000	4,003,756
		10,368,170

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
DOMESTIC/FOREIGN BANK SUPPORTED — 1.1%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.19%, 2/2/43 (C)	$30,385,000	$30,385,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.19%, 12/1/24 (C)	1,110,000	1,110,000
		31,495,000
FINANCIALS — 3.6%
Australia & New Zealand Banking Group
0.90%, 2/12/16	41,000,000	41,048,738
General Electric Capital
1.00%, 12/11/15	29,007,000	29,025,633
1.00%, 1/8/16	1,000,000	1,000,977
Partisan Property
0.20%, 9/1/44 (C)	3,353,300	3,353,300
Total Capital Canada
0.70%, 1/15/16 (C)	10,150,000	10,158,556
Westpac Banking
0.95%, 1/12/16	22,000,000	22,020,414
		106,607,618
INDUSTRIALS — 0.8%
General Electric Capital, MTN
2.25%, 11/9/15	11,000,000	11,004,556
5.00%, 1/8/16	13,750,000	13,865,947
		24,870,503
INFORMATION TECHNOLOGY — 1.2%
Apple
0.45%, 5/3/16	35,700,000	35,710,263
TOTAL CORPORATE OBLIGATIONS		536,953,416
MUNICIPAL OBLIGATIONS — 17.9%
Baton Rouge Parish, Exxon Project, AMT, RB
0.01%, 11/2/15 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.18%, 1/21/16	28,000,000	28,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 11/5/15 (D)	12,000,000	12,000,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 11/4/15 (D)	26,300,000	26,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (D)	$2,500,000	$2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/5/15 (D)(E)	3,030,000	3,030,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 11/2/15 (D)	3,000,000	3,000,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.02%, 11/4/15 (D)(E)	3,945,000	3,945,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.01%, 11/4/15 (D)	3,000,000	3,000,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.01%, 11/2/15 (D)	10,600,000	10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 11/5/15 (D)	1,416,000	1,416,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.01%, 11/2/15 (D)	3,400,000	3,400,000
Los Angeles Municipal Improvement, TECP
0.16%, 12/17/15	10,000,000	10,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.01%, 11/2/15 (D)	16,985,000	16,985,000
Lower Neches Valley Authority, IDC, RB
0.01%, 11/2/15 (D)	1,200,000	1,200,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.15%, 11/4/15 (B)(D)	5,400,000	5,400,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.13%, 11/5/15 (D)	$17,000,000	$17,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 11/2/15 (D)	9,000,000	9,000,000
Mississippi State, Business Financial, Chevron USA Project, Ser A, RB
0.01%, 11/2/15 (D)	6,825,000	6,825,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.01%, 11/2/15 (D)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.01%, 11/2/15 (D)	7,300,000	7,300,000
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.01%, 11/2/15 (D)	20,345,000	20,345,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (D)	6,000,000	6,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (D)	32,090,000	32,090,000
NYS, HFA, Maestro West Chelsea Housing Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 11/4/15 (D)	15,000,000	15,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (D)	5,000,000	5,000,000
Philadelphia, TECP
0.20%, 12/8/15	8,000,000	8,000,000
Princeton University, TECP
0.11%, 11/2/15	4,800,000	4,800,000
Providence Health & Services, TECP
0.18%, 11/2/15	31,000,000	31,000,000
0.27%, 1/15/16	25,000,000	25,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
San Francisco City & County, TECP
0.15%, 11/10/15	$3,000,000	$3,000,000
San Francisco, Public Utilities Commission, TECP
0.16%, 12/3/15	29,100,000	29,100,000
University of California, Ser Z-1, RB
0.12%, 11/5/15 (D)	11,200,000	11,200,000
University of California, Ser Z-2, RB
0.12%, 11/5/15 (D)	9,000,000	9,000,000
University of Minnesota, TECP
0.19%, 11/17/15	29,620,000	29,620,000
University of Texas, Permanent University Funding System, TECP
0.16%, 11/3/15	13,000,000	12,999,978
0.16%, 11/5/15	24,000,000	24,000,000
0.22%, 12/1/15	13,000,000	13,000,000
University of Texas, Ser B, RB
0.01%, 11/5/15 (D)	14,215,000	14,215,000
University of Texas, TECP
0.11%, 12/11/15	20,690,000	20,690,000
0.14%, 1/14/16	24,618,000	24,618,000
University of Virginia, TECP
0.14%, 11/10/15	4,000,000	3,999,860
TOTAL MUNICIPAL OBLIGATIONS		527,418,838
CERTIFICATES OF DEPOSIT — 7.9%
Australia & New Zealand Banking Group NY
0.30%, 4/14/16	25,000,000	25,000,000
Bank of Montreal
0.40%, 11/2/15	24,000,000	24,005,646
National Bank of Canada NY
0.41%, 11/13/15	28,500,000	28,506,169
0.47%, 2/24/16	24,000,000	24,000,000
0.59%, 6/3/16	28,000,000	28,001,665
Royal Bank of Canada NY
0.57%, 1/14/16	28,000,000	28,000,000
Westpac Banking
0.29%, 11/9/15	25,000,000	25,000,000
0.33%, 12/31/15	26,000,000	26,000,000
0.27%, 1/13/16	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		233,513,480
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 3.4%
0.03%, 11/24/15 (A)	50,000,000	49,999,041
0.03%, 11/30/15 (A)	50,000,000	49,998,792
		99,997,833

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.7%
0.02%, 11/23/15 (A)	$50,000,000	$49,999,389
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		149,997,222
REGIONAL GOVERNMENT OBLIGATIONS — 3.6%
Hydro-Quebec
2.00%, 6/30/16	30,650,000	30,937,321
Province of British Columbia
2.10%, 5/18/16	35,880,000	36,208,377
Province of Ontario Canada
4.75%, 1/19/16	11,200,000	11,306,027
2.30%, 5/10/16	24,000,000	24,223,761
1.00%, 7/22/16	4,000,000	4,011,576
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		106,687,062
U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Bond
0.24%, 2/15/16 (A)	45,000,000	44,967,756
TOTAL U.S. TREASURY OBLIGATION		44,967,756
REPURCHASE AGREEMENTS — 12.7%
Counterparty: Bank of Nova Scotia
0.07% dated 10/30/15, due 11/2/15 in the amount of $355,725,075, fully collateralized by U.S. Government Obligations, par value $305,000 – $67,737,000 coupon range 0.38% – 7.25%, maturity range 11/8/15 – 11/15/30 value $362,840,723	355,723,000	355,723,000
Counterparty: RBC Capital Markets
0.07% dated 10/30/15, due 11/2/15 in the amount of $20,000,117, fully collateralized by U.S. Treasury Notes, par value $1,872,400 – $13,573,600 coupon range 1.00% – 1.63%, maturity range 9/30/19 – 6/30/20 value $20,400,051	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		375,723,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $2,944,617,179) — 99.7%	$2,944,617,179
OTHER ASSETS AND LIABILITIES, NET — 0.3%	9,129,273
NET ASSETS — 100.0%	$2,953,746,452
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $484,570,779 or 16.41% of net assets of the Portfolio. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(C)	Variable rate security. The rate shown is the current rate on October 31, 2015. Date shown represents the final maturity date.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax

DN — Discount Note

EFA — Education Facilities Authority

GO — General Obligation

GTY — Guarantee

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.8%
FANNIE MAE — 2.3%
2.25%, 3/15/16 (A)	$15,000,000	$15,109,383
2.38%, 4/11/16 (A)	10,000,000	10,091,944
		25,201,327
FANNIE MAE, DISCOUNT NOTE — 9.0%
0.12%, 11/12/15 (A)(B)	71,740,000	71,737,406
0.08%, 1/14/16 (A)(B)	14,674,000	14,671,587
0.30%, 2/17/16 (A)(B)	10,000,000	9,991,000
		96,399,993
FEDERAL FARM CREDIT BANK — 0.5%
0.31%, 11/5/15	5,000,000	5,000,085
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 29.4%
0.03%, 11/3/15 (B)	90,000,000	89,999,850
0.19%, 11/12/15 (B)	50,000,000	49,997,097
0.03%, 11/30/15 (B)	47,500,000	47,498,852
0.09%, 12/1/15 (B)	25,000,000	24,998,125
0.22%, 12/2/15 (B)	15,000,000	14,997,158
0.18%, 12/7/15 (B)	10,000,000	9,998,200
0.18%, 12/11/15 (B)	10,000,000	9,998,000
0.14%, 12/22/15 (B)	5,000,000	4,999,008
0.19%, 1/6/16 (B)	5,000,000	4,998,258
0.20%, 2/2/16 (B)	12,500,000	12,493,542
0.32%, 5/4/16 (B)	30,000,000	29,950,667
0.38%, 6/7/16 (B)	15,000,000	14,965,325
		314,894,082
FEDERAL HOME LOAN BANK — 7.0%
0.18%, 11/4/15	17,500,000	17,499,983
0.18%, 11/12/15	10,000,000	10,000,325
1.63%, 12/11/15	500,000	500,747
0.16%, 12/15/15	22,000,000	21,999,518
0.22%, 9/23/16 (C)	25,000,000	25,000,000
		75,000,573
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 21.4%
0.10%, 11/9/15 (B)	5,000,000	4,999,889
0.17%, 11/19/15 (B)	50,000,000	49,995,750
0.02%, 11/23/15 (B)	25,000,000	24,999,694
0.15%, 12/14/15 (B)	40,000,000	39,992,833
0.10%, 1/13/16 (B)	50,000,000	49,990,368
0.18%, 2/16/16 (B)	35,000,000	34,981,275
0.17%, 3/7/16 (B)	25,000,000	24,985,007
		229,944,816
FREDDIE MAC — 0.2%
4.75%, 11/17/15 (A)	1,000,000	1,001,986
0.50%, 5/13/16 (A)	1,000,000	1,000,504
		2,002,490

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC, DISCOUNT NOTE — 20.0%
0.07%, 11/5/15 (A)(B)	$25,000,000	$24,999,806
0.14%, 11/13/15 (A)(B)	20,000,000	19,999,100
0.03%, 11/20/15 (A)(B)	15,000,000	14,999,743
0.23%, 1/14/16 (A)(B)	50,000,000	49,976,875
0.09%, 1/20/16 (A)(B)	40,000,000	39,992,000
0.17%, 2/4/16 (A)(B)	30,000,000	29,986,542
0.18%, 2/19/16 (A)(B)	35,000,000	34,981,285
		214,935,351
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		963,378,717
REPURCHASE AGREEMENTS — 9.4%
Counterparty: Bank of Nova Scotia
0.07% dated 10/30/15, due 11/2/15 in the amount of $60,408,352, fully collateralized by U.S. Government obligations, par value $273,000 – $32,171,000 coupon range 0.88% – 7.25%, maturity range 11/17/15 – 5/15/30 value $61,617,443	60,408,000	60,408,000
Counterparty: RBC Capital Markets
0.07% dated 10/30/15, due 11/2/15 in the amount of $40,000,233, fully collateralized by U.S. Treasury obligations, par value $2,443,000 – $20,974,700 coupon range 1.00% – 6.13%, maturity range 9/30/19 – 11/15/27 value $40,800,043	40,000,000	40,000,000
TOTAL REPURCHASE AGREEMENTS		100,408,000
TOTAL INVESTMENTS (Cost $1,063,786,717) — 99.2%		1,063,786,717
OTHER ASSETS AND LIABILITIES, NET — 0.8%		8,968,465
NET ASSETS — 100.0%		$1,072,755,182
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on October 31, 2015. Date shown represents the next interest reset date.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.5%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/5/15 (A)	$4,650,000	$4,650,000
ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 11/2/15 (A)	12,870,000	12,870,000
CALIFORNIA — 17.2%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 11/5/15 (A)	27,700,000	27,700,000
California State, GO
2.00%, 8/1/16	17,300,000	17,531,289
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (A)	900,000	900,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (A)	12,000,000	12,000,000
California State, TECP
0.05%, 11/10/15	40,000,000	40,000,000
California Statewide, Community Development Authority, Ser B-REMK, RB
0.07%, 11/5/15 (A)	12,000,000	12,000,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (A)	10,160,000	10,160,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 11/4/15 (A)	6,800,000	6,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-2, RB
0.01%, 11/5/15 (A)	$34,500,000	$34,500,000
		161,591,289
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 11/5/15 (A)	875,000	875,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.06%, 11/5/15 (A)	1,840,000	1,840,000
		2,715,000
CONNECTICUT — 0.3%
Connecticut State, HEFA, Yale University Project, Ser U, RB
0.01%, 11/4/15 (A)	3,050,000	3,050,000
FLORIDA — 0.9%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/4/15 (A)(B)	6,425,000	6,425,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/4/15 (A)(B)	2,100,000	2,100,000
		8,525,000
GEORGIA — 5.1%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/15 (A)	3,350,000	3,350,000
Georgia State, Ser A, GO
5.00%, 7/1/16	8,325,000	8,591,164
Main Street Natural Gas Inc., Sub-Ser A2-REMK, RB
0.07%, 11/5/15 (A)	19,900,000	19,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA (continued)
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (A)	$16,200,000	$16,200,000
		48,041,164
IDAHO — 0.5%
Idaho State, GO
2.00%, 6/30/16	5,000,000	5,056,356
ILLINOIS — 6.0%
Illinois State, EFA, TECP
0.10%, 4/7/16	16,775,000	16,775,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.02%, 11/5/15 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, Ser B, RB
0.01%, 11/4/15 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.01%, 11/5/15 (A)	3,425,000	3,425,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 11/5/15 (A)	2,100,000	2,100,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 11/4/15 (A)	$3,630,000	$3,630,000
		56,330,000
INDIANA — 0.6%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.11%, 11/5/15 (A)	75,000	75,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.02%, 11/5/15 (A)	2,700,000	2,700,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 11/4/15 (A)	3,000,000	3,000,000
		5,775,000
IOWA — 1.1%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 11/5/15 (A)	5,895,000	5,895,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 11/5/15 (A)	700,000	700,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/5/15 (A)	4,080,000	4,080,000
		10,675,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (A)	$7,500,000	$7,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.02%, 11/6/15 (A)	1,500,000	1,500,000
		9,000,000
MARYLAND — 4.4%
Johns Hopkins University, TECP
0.03%, 11/3/15	14,500,000	14,500,000
0.04%, 11/4/15	2,008,000	2,008,000
0.02%, 11/5/15	10,800,000	10,800,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.08%, 12/1/15 (A)	14,000,000	14,000,000
		41,308,000
MASSACHUSETTS — 6.7%
Boston, Water and Sewer System, TECP
0.07%, 1/7/16	5,750,000	5,750,000
Commonwealth of Massachusetts, Ser A, GO
2.00%, 4/27/16	4,800,000	4,843,894
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	29,800,000	30,109,765
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.01%, 11/2/15 (A)	9,015,000	9,015,000
Massachusetts State, HEFA, TECP
0.04%, 1/8/16	8,500,000	8,500,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.02%, 11/4/15 (A) (C)	5,000,000	5,000,000
		63,218,659

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN — 4.2%
Michigan State University, TECP
0.01%, 11/4/15	$9,500,000	$9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.08%, 12/1/15 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.03%, 11/5/15 (A)	7,890,000	7,890,000
University of Michigan, GO
0.01%, 11/5/15	5,000,000	5,000,000
University of Michigan, Ser D-1, RB
0.01%, 11/2/15 (A)	2,690,000	2,690,000
University of Michigan, TECP
0.03%, 12/3/15	12,000,000	12,000,000
		38,930,000
MINNESOTA — 5.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/5/15 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 11/4/15 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 11/5/15 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.02%, 11/2/15	6,000,000	6,000,000
		48,735,000
MISSISSIPPI — 2.5%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.01%, 11/2/15 (A)	500,000	500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSISSIPPI (continued)
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 11/2/15 (A)	$2,000,000	$2,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 11/2/15 (A)	2,600,000	2,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.01%, 11/2/15 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.01%, 11/2/15 (A)	7,355,000	7,355,000
Mississippi State, Business Finance, Ser C, RB
0.01%, 11/2/15 (A)	1,600,000	1,600,000
Mississippi State, Business Finance, Ser I, RB
0.01%, 11/2/15 (A)	7,500,000	7,500,000
		23,770,000
MISSOURI — 3.0%
Board of Curators of the University of Missouri, TECP
0.02%, 11/4/15	5,000,000	5,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.01%, 11/4/15 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/4/15 (A)	16,000,000	16,000,000
		28,000,000
NEVADA — 0.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (A)	5,900,000	5,900,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW MEXICO — 3.0%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (A)	$16,000,000	$16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (A)	12,100,000	12,100,000
		28,100,000
NEW YORK — 9.1%
MTA, Sub-Ser E-1, RB
0.01%, 11/2/15 (A)	5,500,000	5,500,000
MTA, Sub-Ser E-5, RB
0.01%, 11/2/15 (A)	3,000,000	3,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (A)	5,000,000	5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 11/2/15 (A)	15,760,000	15,760,000
NYC, Ser G, GO
5.00%, 8/1/16	3,000,000	3,106,792
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 11/2/15 (A)	8,000,000	8,000,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	2,870,000	2,909,824
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 11/4/15 (A)	12,000,000	12,000,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.14%, 3/1/16	9,835,000	9,835,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (A)	$3,970,000	$3,970,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	6,500,000	6,615,186
Port Authority of New Jersey and New York, TECP
0.07%, 12/22/15	10,030,000	10,030,000
		85,726,802
OHIO — 1.9%
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	1,500,000	1,521,335
Franklin County, Ohio Health Corp Project, Ser C, RB
0.05%, 11/5/15 (A)	11,000,000	11,000,000
Ohio State, Ser K, GO
5.00%, 5/1/16	4,350,000	4,453,713
		16,975,048
OREGON — 2.7%
Oregon State, GO
2.00%, 9/15/16	25,000,000	25,382,116
PENNSYLVANIA — 5.1%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/16 (A)	14,000,000	14,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.01%, 11/4/15 (A)	28,200,000	28,200,000
University of Pittsburgh, TECP
0.05%, 11/16/15	5,500,000	5,500,000
		47,700,000
RHODE ISLAND — 0.7%
Rhode Island, Industrial Facilities, Exxon Mobil Project, RB
0.01%, 11/2/15 (A)	6,300,000	6,300,000
TEXAS — 8.6%
Dallas Area Rapid Transit, TECP
0.04%, 12/10/15	8,500,000	8,500,000
0.07%, 1/6/16	9,500,000	9,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 11/2/15 (A)	$1,100,000	$1,100,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 11/2/15 (A)	4,400,000	4,400,000
Houston, TRAN
2.00%, 6/30/16	5,000,000	5,056,511
1.00%, 6/30/16	9,500,000	9,544,591
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.01%, 11/2/15 (A)	1,200,000	1,200,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.01%, 11/2/15 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.01%, 11/4/15 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (A)	3,900,000	3,900,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	5,400,000	5,400,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 11/5/15 (A)	2,700,000	2,700,000
University of Texas, Permanent University Funding System, Ser A, RB
0.01%, 11/5/15 (A)	4,800,000	4,800,000
University of Texas, TECP
0.03%, 1/4/16	9,692,000	9,692,000
0.04%, 1/5/16	10,000,000	10,000,000
		80,993,102

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTAH — 1.1%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.02%, 11/5/15 (A)	$10,665,000	$10,665,000
VIRGINIA — 0.5%
University of Virginia, TECP
0.03%, 11/4/15	1,400,000	1,400,000
0.03%, 12/3/15	3,000,000	3,000,000
		4,400,000
WASHINGTON — 3.2%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.17%, 11/5/15 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.04%, 11/5/15 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	4,620,000	4,620,000
		29,305,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WISCONSIN — 2.0%
Wisconsin State, TECP
0.04%, 12/2/15	$16,300,000	$16,300,000
0.05%, 2/4/16	2,488,000	2,488,000
		18,788,000
WYOMING — 0.1%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.01%, 11/2/15 (A)	500,000	500,000
TOTAL MUNICIPAL OBLIGATIONS		932,975,536
COMMERCIAL PAPER — 0.6%
Michigan State, Hospital Finance Authority
0.02%, 11/17/15	1,400,000	1,400,000
Norfolk Economic Development Authority
0.02%, 11/2/15	4,200,000	4,200,000
TOTAL COMMERCIAL PAPER		5,600,000
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.02%, 11/5/15 (B)	4,645,000	4,645,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,645,000
TOTAL INVESTMENTS (Cost $943,220,536) — 100.6%		943,220,536
OTHER ASSETS AND LIABILITIES, NET — (0.6)%		(5,222,268)
NET ASSETS — 100.0%		$937,998,268
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $5,000,000 or 0.53% of net assets of the Portfolio. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2015

AMT — Alternative Minimum Tax

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.6%
CALIFORNIA — 100.6%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/5/15 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, RB, (LOC: U.S. Bank N.A.)
0.01%, 11/5/15 (B)	5,000,000	5,000,000
California State University, TECP
0.05%, 12/2/15	5,322,000	5,322,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 11/5/15 (B)	11,200,000	11,200,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.01%, 11/4/15 (B)	3,400,000	3,400,000
California State, GO
2.00%, 8/1/16	7,700,000	7,802,944
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 11/4/15 (B)	5,500,000	5,500,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/4/15 (B)	5,900,000	5,900,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (B)	7,800,000	7,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.01%, 11/4/15 (B)	$18,500,000	$18,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.01%, 11/4/15 (B)	11,310,000	11,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 11/2/15 (B)	4,960,000	4,960,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 11/2/15 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.01%, 11/4/15 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.14%, 12/3/15	5,650,000	5,650,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.01%, 11/2/15 (B)	$300,000	$300,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.01%, 11/2/15 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
0.01%, 11/2/15 (B)	4,500,000	4,500,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.01%, 11/2/15 (B)	10,145,000	10,145,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 11/2/15 (B)	13,300,000	13,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/5/15 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 11/5/15 (B)	1,600,000	1,600,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.01%, 11/2/15 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (B)	10,900,000	10,900,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (B)	1,100,000	1,100,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (B)	800,000	800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 11/2/15 (B)	$11,000,000	$11,000,000
California Statewide, Community Development Authority, Chevron USA Recovery Project, RB
0.01%, 11/2/15 (B)	3,630,000	3,630,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/5/15 (A)(B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/5/15 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Ser B-REMK, RB
0.07%, 11/5/15 (B)	18,000,000	18,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.01%, 11/2/15 (B)	6,220,000	6,220,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/2/15 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 11/5/15 (A)(B)	6,800,000	6,800,000
Los Angeles County, RAN
5.00%, 6/30/16	15,000,000	15,465,734

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Los Angeles County, TECP
0.04%, 11/5/15	$8,300,000	$8,300,000
0.05%, 12/3/15	1,600,000	1,600,000
0.04%, 1/4/16	1,875,000	1,875,000
Los Angeles, GO
2.00%, 6/30/16	10,000,000	10,110,968
Metropolitan Water District of Southern California, Ser C, RB
5.00%, 7/1/16	3,705,000	3,821,218
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (B)	11,800,000	11,800,000
Port of Oakland, TECP
0.07%, 12/3/15	4,173,000	4,173,000
Riverside County, TRAN
2.00%, 6/30/16	10,000,000	10,112,712
Sacramento, Municipal Utility District, Ser M-REMK, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (B)	14,700,000	14,700,000
San Diego County, COP, (LOC: Northern Trust Company)
0.01%, 11/5/15 (B)	1,650,000	1,650,000
San Diego, Unified School District, TECP
2.00%, 6/30/16	5,000,000	5,056,946
5.00%, 7/1/16	8,850,000	9,132,974
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 11/4/15 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.05%, 11/10/15	5,521,000	5,521,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (B)	$4,600,000	$4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.03%, 11/5/15 (B)	1,275,000	1,275,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.01%, 11/5/15 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.01%, 11/5/15 (B)	4,500,000	4,500,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.01%, 11/4/15 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		389,136,496
TOTAL INVESTMENTS (Cost $389,136,496) — 100.6%		389,136,496
OTHER ASSETS AND LIABILITIES, NET — (0.6)%		(2,148,669)
NET ASSETS — 100.0%		$386,987,827
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 93.0%
NEW YORK — 93.0%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/5/15 (A)(B)	$6,620,000	$6,620,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.04%, 11/5/15 (B)	1,675,000	1,675,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (B)	10,000,000	10,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.01%, 11/4/15 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/6/15 (B)	9,600,000	9,600,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 11/4/15 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/4/15 (A)(B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/4/15 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 11/5/15 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB
0.01%, 11/2/15 (B)	10,700,000	10,700,000
NYC, Ser H-1, GO
0.01%, 11/2/15 (B)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Ser I, GO
5.00%, 8/1/16	$3,590,000	$3,717,794
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 11/2/15 (B)	5,360,000	5,360,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.01%, 11/2/15 (B)	1,000,000	1,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser D, RB
2.00%, 11/2/15	2,995,000	2,995,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.01%, 11/2/15 (B)	1,500,000	1,500,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/4/15 (B)	2,800,000	2,800,000
NYC, Trust for Cultural Resources, Ser 2014, RB
0.02%, 11/4/15 (B)	6,000,000	6,000,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.01%, 11/4/15 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.01%, 11/5/15 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	3,750,000	3,802,432
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 11/4/15 (B)	10,300,000	10,300,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 11/4/15 (A)(B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/4/15 (A)(B)	5,000,000	5,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 11/4/15 (A)(B)	$1,000,000	$1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 11/4/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 11/4/15 (A)(B)	4,850,000	4,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.01%, 11/4/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (B)	10,000,000	10,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.02%, 11/4/15 (A)(B)	2,600,000	2,600,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.01%, 11/4/15 (A)(B)	3,000,000	3,000,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (B)	9,000,000	9,000,000
NYS, Urban Development Corporation, Ser A, RB
5.00%, 3/15/16	2,530,000	2,574,834
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	4,500,000	4,579,744
Port Authority of New Jersey and New York, TECP
0.03%, 12/7/15	7,025,000	7,025,000
Port Authority of New Jersey and New York, TECP
0.07%, 12/22/15	4,000,000	4,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.01%, 11/5/15 (B)	$7,075,000	$7,075,000
Tompkins County, IDA, RB
5.00%, 7/1/16	1,460,000	1,505,973
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (B)	7,095,000	7,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/2/15 (B)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, Ser B-3, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/2/15 (B)	400,000	400,000
TOTAL MUNICIPAL OBLIGATIONS		196,800,777
COMMERCIAL PAPER — 4.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.2%
NYS, Dormitory Authority
0.08%, 4/7/16	9,000,000	9,000,000
TOTAL COMMERCIAL PAPER		9,000,000
U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.9%
0.01%, 11/4/15 (C)	4,000,000	3,999,993
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		3,999,993
TOTAL INVESTMENTS (Cost $209,800,770) — 99.1%		209,800,770
OTHER ASSETS AND LIABILITIES, NET — 0.9%		1,898,789
NET ASSETS — 100.0%		$211,699,559
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The rate shown is the effective yield at time of purchase.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2015

AMT — Alternative Minimum Tax

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) (the “Portfolios”) as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2015

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 1, 2015.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	22	Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009; President of Christ Church Trustees since 2008; Trustee of Whittier College since 1995.

PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Retired financial services attorney; real estate investor; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013.	22	Director and Vice Chairman, Albany Law School Board of Trustees.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2015.

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of Queens University, Greenwood College School; Director of The Perimeter Institute; The Shaw Festival; Director of The Canadian Coalition for Good Governance; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2015.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 62	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 56	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

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TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2015

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Peter B. M. Eby Robert P. Herrmann James E. Kelly Barbara F. Palk Christopher L. Wilson
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent SunGard Investor Services 3435 Stelzer Road Columbus, OH 43219

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

We certainly didn’t lack for excitement over the course of the fiscal year ended October 31. Headline-grabbing events included geopolitical tensions in the Middle East and Russia/Ukraine, an Ebola outbreak, a possible Greek exit from the euro zone and tumbling commodity prices. Perhaps unsurprisingly, volatility returned to the financial markets, both globally and here at home.

Fixed income investors were affected when bond yields spiked sharply in May as a result of higher inflation expectations brought on by better-than-expected economic data in the euro zone and a rise in oil prices. Equity investors felt the effects of increased volatility in the summer when concern about slowing economic growth in China and the world economy intensified. The S&P 500 Index experienced a brief technical correction in late August, declining 10% from its peak. In spite of these periods of volatility, U.S. financial markets proved resilient over the fiscal year, and both equities and bonds rose modestly.

Overall, the S&P 500 was up 5% for the fiscal year. Gains were widespread, with seven of the Index’s ten sectors advancing, led by the Consumer Discretionary, Consumer Staples and IT sectors. Fixed income securities, as represented by the Barclays U.S. Aggregate Bond Index, gained 2% over the period. Treasuries outperformed corporate bonds as their “safe-haven” status attracted investors.

During the fiscal year, investors continued to keep a close eye on global central banks, which maintained or accelerated their highly accommodative stances in the face of continued lackluster economic growth. The European Central Bank, Bank of Japan and Bank of Canada all eased further. As a result, yields remained low.

Domestically, the Federal Reserve (the Fed) also remained supportive, maintaining its key rate in the zero to 0.25% range in spite of widespread speculation that it would raise rates. In its October 28th policy announcement, the Fed did alter its language, sending a clear signal that there is still potential for a rate increase at its December meeting. The Fed continued to indicate that it would take a balanced approach to any tightening and commented that it may keep the federal funds rate lower than normal even once employment and inflation data approach target levels.

Economic Update

Domestically, the economy continued to advance, although at a slower pace than in 2014. The economy grew at an annualized rate of -0.2% in the first quarter of 2015, 3.9% in the second quarter and 1.5% in the third quarter. The labor market ended the fiscal year on a high note, exceeding expectations in October as 271,000 new jobs were created in the month and wages grew 2.5% year over year. This was the best increase in wage growth in over six years. On average, 230,000 new jobs per month were created during the fiscal year, and the unemployment rate declined from 5.8% in October 2014 to 5.0% in October 2015. Meanwhile, inflation remained subdued. In September, the headline rate was flat year over year, largely restrained by lower energy and import prices. Excluding energy and food, inflation rose 1.9% year over year.

The U.S. dollar was strong against a basket of major currencies, helped by the relatively strong domestic economy and the dollar’s perceived safe-haven status. Over the fiscal year, the dollar rose versus the Euro, British pound, Canadian dollar and Japanese yen.

4

Looking Ahead

We anticipate that the current low growth environment will persist for a prolonged period given the deflationary effects of elevated debt levels and weak aggregate demand. In addition, we expect further bouts of financial market volatility. While we expect the U.S. dollar will remain strong, we do not expect it to outperform its global peers at the same rate as it has over the past several years.

Performance Summary

At TD Asset Management, our fixed income strategies remain characterized by a focus on quality. Within our money market funds, the focus on preserving principal and liquidity continued to serve investors well, and the funds provided modest returns reflective of the ongoing low interest rate environment.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.
December 1, 2015

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 through October 31, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios 5/1/15 to 10/31/15	Expenses Paid During Period* 5/1/15 to 10/31/15
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.10	0.16%	$0.81
Hypothetical (5% Return before expenses)	1,000.00	1,024.40	0.16	0.82
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.95	0.05	0.26
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.08	0.40
Hypothetical (5% Return before expenses)	1,000.00	1,024.80	0.08	0.41
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.85	0.07	0.36
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

7

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Funds are designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution(1)	Total	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
TDAM Institutional Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	0.78%	98.88%	0.00%
TDAM Institutional Municipal Money Market Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	52.97%	100.00%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	79.29%	92.13%	100.00%

(1)	“Tax-Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Fund meets certain requirements.
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV and/or Form 1099-INT.

8

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/15 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.02% and 0.02%, respectively. This is assuming a 2015 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

9

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/15 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

10

Statements of Assets and Liabilities

October 31, 2015

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$106,446,189	$51,907,794	$962,411,712	$836,963,418
Investments in securities, at value (Note 2)	$73,189,189	$51,907,794	$869,499,712	$594,823,418
Repurchase agreements, at value (Note 2)	33,257,000	—	92,912,000	242,140,000
TOTAL INVESTMENTS	106,446,189	51,907,794	962,411,712	836,963,418
Cash	518	54,215	5,000,663	496
Interest receivable	73,806	48,473	117,452	96,138
Due from Investment Manager	6,957	9,872	—	—
Prepaid expenses	27,039	20,995	45,679	30,080
TOTAL ASSETS	106,554,509	52,041,349	967,575,506	837,090,132
LIABILITIES
Dividends payable to shareholders	1,010	445	7,545	5,299
Payable for Directors' fees	214	214	214	214
Shareholder servicing fees payable	67	—	—	—
Distribution fees payable	—	—	15	108
Payable to Investment Manager	—	—	56,438	23,966
Other accrued expenses	58,623	34,701	99,765	81,365
TOTAL LIABILITIES	59,914	35,360	163,977	110,952
NET ASSETS	$106,494,595	$52,005,989	$967,411,529	$836,979,180
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion and 7.9 billion shares authorized, respectively)	$106,497,816	$52,006,947	$967,439,611	$836,943,414
Accumulated net realized gains (losses) from investment transactions	(3,221)	(958)	(28,082)	35,766
Net assets, at value	$106,494,595	$52,005,989	$967,411,529	$836,979,180
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A
	($57,054,277 ÷ 57,056,452 shares)	($33,085,724 ÷ 33,086,476 shares)	($124,104,637 ÷ 124,109,012 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00
	($43,776,993 ÷ 43,777,267 shares)	($18,920,265 ÷ 18,920,471 shares)	($557,944,460 ÷ 557,959,571 shares)	($243,190,936 ÷ 243,181,826 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00
	($5,663,325 ÷ 5,664,097 shares)		($285,362,432 ÷ 285,371,028 shares)	($593,788,244 ÷ 593,761,588 shares)

Please see accompanying notes to financial statements.

11

Statements of Operations

For the Year Ended October 31, 2015

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$296,342	$28,887	$894,167	$441,340
EXPENSES
Investment management fees (Note 3)	196,949	52,321	968,802	605,560
Shareholder servicing fees
Institutional Service Class	125,801	50,639	1,381,911	471,755
Commercial Class	16,088	—	708,627	1,042,156
Distribution fees
Commercial Class	25,740	—	1,133,806	2,084,313
Directors' fees (Note 4)	25,939	25,939	25,940	25,930
Transfer agent fees	95,542	54,418	177,726	118,040
Registration fees	57,417	16,883	62,853	44,035
Professional fees	46,132	40,146	81,084	76,287
Pricing fees	28,251	18,005	29,728	12,218
Custody fees	22,550	7,202	48,731	47,910
Shareholder reports and mailing	14,983	10,696	18,966	16,683
Other expenses	20,077	11,752	56,778	35,319
TOTAL EXPENSES	675,469	288,001	4,694,952	4,580,206
Fees waived/expenses reimbursed by the Investment
Manager and its affiliates (Note 3)	(399,226)	(264,346)	(3,897,853)	(4,199,421)
NET EXPENSES	276,243	23,655	797,099	380,785
NET INVESTMENT INCOME	20,099	5,232	97,068	60,555
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(2,883)	—	71	37,052
NET INCREASE IN NET ASSETS FROM OPERATIONS	$17,216	$5,232	$97,139	$97,607

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$20,099	$23,163	$5,232	$5,753
Net realized gains (losses) from investment transactions	(2,883)	822	—	—
Net increase in net assets from operations	17,216	23,985	5,232	5,753
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(14,423)	(15,708)	(3,212)	(3,599)
Institutional Service Class	(5,032)	(5,524)	(2,020)	(2,154)
Commercial Class	(644)	(1,812)	—	—
Total dividends and distributions to shareholders	(20,099)	(23,044)	(5,232)	(5,753)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	615,302,231	738,581,322	94,735,397	70,132,290
Shares issued in reinvestment of dividends	160	90	26	21
Payments for shares redeemed	(753,739,409)	(726,163,170)	(93,386,259)	(79,621,554)
Net increase (decrease) in net assets from Institutional Class shares	(138,437,018)	12,418,242	1,349,164	(9,489,243)
Institutional Service Class:
Proceeds from shares sold	91,040,508	180,120,853	36,621,237	36,686,177
Shares issued in reinvestment of dividends	340	246	—	—
Payments for shares redeemed	(120,316,777)	(179,703,341)	(38,376,524)	(39,340,457)
Net increase (decrease) in net assets from Institutional Service Class shares	(29,275,929)	417,758	(1,755,287)	(2,654,280)
Commercial Class:
Proceeds from shares sold	5,412,760	46,679,498	—	—
Shares issued in reinvestment of dividends	365	485	—	—
Payments for shares redeemed	(6,100,355)	(57,199,749)	—	—
Net decrease in net assets from Commercial Class shares	(687,230)	(10,519,766)	—	—
Net increase (decrease) in net assets from capital share transactions	(168,400,177)	2,316,234	(406,123)	(12,143,523)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,403,060)	2,317,175	(406,123)	(12,143,523)
NET ASSETS:
Beginning of year	274,897,655	272,580,480	52,412,112	64,555,635
End of year	$106,494,595	$274,897,655	$52,005,989	$52,412,112
Undistributed net investment income, end of year	$—	$—	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
OPERATIONS:
Net investment income	$97,068	$103,588	$60,555	$52,972
Net realized gains (losses) from investment transactions	71	(2,528)	37,052	23,142
Net increase in net assets from operations	97,139	101,060	97,607	76,114
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(13,443)	(16,291)	—	—
Institutional Service Class	(55,278)	(56,669)	(18,869)	(12,424)
Commercial Class	(28,347)	(30,390)	(41,686)	(40,250)
From net realized gains
Institutional Service Class	—	—	(1,271)	—
Commercial Class	—	—	(1,996)	—
Total dividends and distributions to shareholders	(97,068)	(103,350)	(63,822)	(52,674)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	285,217,940	352,018,830	—	—
Shares issued in reinvestment of dividends	59	28	—	—
Payments for shares redeemed	(313,516,419)	(358,769,765)	—	—
Net decrease in net assets from Institutional Class shares	(28,298,420)	(6,750,907)	—	—
Institutional Service Class:
Proceeds from shares sold	756,676,095	1,077,977,523	496,633,302	317,639,065
Shares issued in reinvestment of dividends	46	60	7,248	4,078
Payments for shares redeemed	(786,759,728)	(1,000,864,127)	(480,343,567)	(177,546,495)
Net increase (decrease) in net assets from Institutional Service Class shares	(30,083,587)	77,113,456	16,296,983	140,096,648
Commercial Class:
Proceeds from shares sold	4,781,596,000	4,101,720,487	4,101,559,866	3,250,888,751
Shares issued in reinvestment of dividends	2,659	2,613	1,300	318
Payments for shares redeemed	(4,830,770,227)	(4,069,211,770)	(4,054,229,497)	(3,104,363,123)
Net increase (decrease) in net assets from Commercial Class shares	(49,171,568)	32,511,330	47,331,669	146,525,946
Net increase (decrease) in net assets from capital share transactions	(107,553,575)	102,873,879	63,628,652	286,622,594
TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,553,504)	102,871,589	63,662,437	286,646,034
NET ASSETS:
Beginning of year	1,074,965,033	972,093,444	773,316,743	486,670,709
End of year	$967,411,529	$1,074,965,033	$836,979,180	$773,316,743
Undistributed net investment income, end of year	$—	$—	$—	$—

Please see accompanying notes to financial statements.

14

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Institutional Class
	2015		2014		2013		2012	2011
TDAM Institutional Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000 *	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.01%		0.01%		0.05%	0.05%
Net assets end of year (000)	$57,054		$195,493		$183,074		$78,060	$41,760
Ratio of net expenses to average net assets	0.14%		0.09%		0.12%		0.20%	0.17%
Ratio of total expenses to average net assets	0.26%		0.25%		0.29%		0.32%	0.30%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.05%	0.05%

	Institutional Service Class
	2015		2014		2013		2012		2011
TDAM Institutional Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.04%
Net assets end of year (000)	$43,777		$73,054		$72,636		$49,733		$82,171
Ratio of net expenses to average net assets	0.14%		0.09%		0.13%		0.23%		0.18%
Ratio of total expenses to average net assets	0.51%		0.50%		0.57%		0.56%		0.55%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.04%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

	Commercial Class
	2015		2014		2013		2012		2011
TDAM Institutional Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.04%
Net assets end of year (000)	$5,663		$6,351		$16,870		$23,039		$25,154
Ratio of net expenses to average net assets	0.14%		0.09%		0.14%		0.24%		0.17%
Ratio of total expenses to average net assets	0.91%		0.89%		0.98%		0.97%		0.95%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.04%

	Institutional Class
	2015		2014		2013		2012		2011
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		—		—		(0.000	)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%		0.07%
Net assets end of year (000)	$33,086		$31,737		$41,226		$54,675		$60,828
Ratio of net expenses to average net assets	0.04%		0.07%		0.11%		0.13%		0.15%
Ratio of total expenses to average net assets	0.45%		0.44%		0.36%		0.34%		0.31%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.02%		0.08%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

16

Financial Highlights (continued)

	Institutional Service Class
	2015		2014		2013		2012		2011
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		—		—		(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$18,920		$20,675		$23,330		$22,246		$22,567
Ratio of net expenses to average net assets	0.05%		0.07%		0.11%		0.14%		0.21%
Ratio of total expenses to average net assets	0.71%		0.70%		0.61%		0.59%		0.57%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Institutional Class
	2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000		0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$124,105		$152,403		$159,154		$156,456		$171,877
Ratio of net expenses to average net assets	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.15%		0.15%		0.15%		0.16%		0.16%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

17

Financial Highlights (continued)

	Institutional Service Class
	2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000		0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$557,944		$588,028		$510,916		$643,949		$497,048
Ratio of net expenses to average net assets	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.40%		0.40%		0.40%		0.41%		0.41%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

	Commercial Class
	2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of year (000)	$285,362		$334,534		$302,023		$300,052		$280,239
Ratio of net expenses to average net assets	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.80%		0.80%		0.80%		0.81%		0.81%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

18

Financial Highlights (concluded)

	Institutional Service Class
	2015		2014		2013		2012		2011
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$243,191		$226,884		$86,784		$378,961		$136,057
Ratio of net expenses to average net assets	0.06%		0.03%		0.08%		0.09%		0.11%
Ratio of total expenses to average net assets	0.41%		0.42%		0.43%		0.44%		0.43%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Commercial Class
	2015		2014		2013		2012		2011
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$593,788		$546,433		$399,887		$351,633		$293,060
Ratio of net expenses to average net assets	0.06%		0.03%		0.07%		0.09%		0.10%
Ratio of total expenses to average net assets	0.91%		0.92%		0.93%		0.95%		0.93%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2015, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2015, earnings credits were $75 for the Institutional Money Market Fund, $261 for the Institutional U.S. Government Fund and $395 for the Institutional Treasury Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. During the

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

year ended October 31, 2015, the Investment Manager waived fees of $113,939 and $132,719 for the Institutional Money Market Fund and Institutional Municipal Fund, respectively, pursuant to the Voluntary Expense Limitations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

As of October 31, 2015, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations (excluding any fees waived by the Investment Manager to maintain a minimum yield), which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$108,517	2016
	113,939	2017
TDAM Institutional Municipal Fund	139,313	2016
	132,719	2017

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with SunGard Investor Services (“SunGard”) whereby SunGard performs certain administrative services for the Fund. The Administrator pays SunGard’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

For the year ended October 31, 2015, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
TDAM Institutional Money Market Fund	$231,597	N/A	N/A	$231,597
Institutional Service Class	N/A	$—	$125,801	125,801
Commercial Class	N/A	25,740	16,088	41,828
				$399,226
TDAM Institutional Municipal Fund	$213,707	N/A	N/A	$213,707
Institutional Service Class	N/A	$—	$50,639	50,639
				$264,346
TDAM Institutional U.S. Government Fund	$673,509	N/A	N/A	$673,509
Institutional Service Class	N/A	$—	$1,381,911	1,381,911
Commercial Class	N/A	1,133,806	708,627	1,842,433
				$3,897,853
TDAM Institutional Treasury Fund	$601,197	N/A	N/A	$601,197
Institutional Service Class	N/A	$—	$471,755	471,755
Commercial Class	N/A	2,084,313	1,042,156	3,126,469
				$4,199,421

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	a committee meeting fee of $3,500 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss). There were no permanent differences.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2015 and October 31, 2014, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Totals
TDAM Institutional Money Market Fund	2015	$—	$20,099	$20,099
	2014	—	23,044	23,044
TDAM Institutional Municipal Fund	2015	5,232	—	5,232
	2014	5,753	—	5,753
TDAM Institutional U.S. Government Fund	2015	—	97,068	97,068
	2014	—	103,350	103,350
TDAM Institutional Treasury Fund	2015	—	63,822	63,822
	2014	—	52,674	52,674

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

As of October 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$1,055	$—	$(3,224)	$—	$(1,052)	$(3,221)
TDAM Institutional Municipal Fund	—	451	(957)	—	(452)	(958)
TDAM Institutional U.S. Government Fund	7,776	—	(27,514)	(567)	(7,777)	(28,082)
TDAM Institutional Treasury Fund	48,977	—	—	(7,069)	(6,142)	35,766

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2015, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Short-Term Loss	Expiring October 31,
		2018	2019	Total
TDAM Institutional Money Market Fund	$3,224	$—	$—	$3,224
TDAM Institutional Municipal Fund	434	523	—	957
TDAM Institutional U.S. Government Fund	6,981	—	20,533	27,514

During the year ended October 31, 2015, the Institutional U.S. Government Fund utilized $298 of capital loss carryforwards to offset capital gains.

As of October 31, 2015, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

26

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2015

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments will not take effect until after October 14, 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, management is evaluating the implications and its impact to the Funds.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 22.6%
BANKS — 5.6%
Caisse Centrale Desjardins
0.29%, 11/30/15 (A)(B)	$2,000,000	$1,999,533
Commonwealth Bank of Australia
0.27%, 11/30/15 (A)(B)	4,000,000	3,999,130
		5,998,663
INDUSTRIAL & OTHER COMMERCIAL PAPER — 17.0%
CDP Financial
0.25%, 11/16/15 (A)	3,000,000	2,999,687
0.24%, 11/19/15 (A)	1,500,000	1,499,820
Northwestern University
0.19%, 11/10/15 (A)	2,000,000	1,999,905
0.16%, 11/24/15 (A)	3,000,000	2,999,693
PSP Capital
0.21%, 11/13/15 (A)(B)	1,000,000	999,930
0.26%, 12/1/15 (A)(B)	3,000,000	2,999,350
Trinity Health
0.13%, 11/12/15 (A)	3,600,000	3,599,857
Yale University
0.10%, 11/4/15 (A)	1,000,000	999,992
		18,098,234
TOTAL COMMERCIAL PAPER		24,096,897
MUNICIPAL OBLIGATIONS — 18.2%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.01%, 11/5/15 (C)	2,750,000	2,750,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (C)	2,000,000	2,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 11/4/15 (C)	500,000	500,000
Providence Health & Services, TECP
0.18%, 11/2/15	2,000,000	2,000,000
0.27%, 1/15/16	2,000,000	2,000,000
San Francisco City & County, TECP
0.15%, 11/10/15	656,000	656,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (C)	$300,000	$300,000
University of California, Ser Z-2, RB
0.12%, 11/5/15 (C)	1,000,000	1,000,000
University of Minnesota, TECP
0.19%, 11/17/15	2,000,000	2,000,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 11/5/15 (C)	400,000	400,000
University of Texas, Permanent University Funding System, TECP
0.16%, 11/3/15	2,000,000	1,999,997
0.16%, 11/5/15	1,000,000	1,000,000
0.22%, 12/1/15	2,000,000	2,000,000
University of Virginia, TECP
0.14%, 11/10/15 (A)	745,000	744,974
TOTAL MUNICIPAL OBLIGATIONS		19,350,971
CORPORATE OBLIGATIONS — 12.5%
BANKS — 8.4%
Bank of Montreal
0.80%, 11/6/15	2,075,000	2,075,116
0.84%, 7/15/16 (D)	780,000	782,104
0.49%, 9/16/16 (D)	1,000,000	1,000,000
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	1,500,000	1,503,099
0.39%, 5/13/16 (D)	1,000,000	1,000,326
0.84%, 7/18/16 (D)	245,000	245,710
National Australia Bank
0.90%, 1/20/16	700,000	700,671
Royal Bank of Canada
0.63%, 12/4/15	1,641,000	1,641,295
		8,948,321
FINANCIALS — 2.4%
General Electric Capital
1.00%, 12/11/15	1,000,000	1,000,673
Partisan Property
0.20%, 9/1/44 (D)	493,300	493,300
Westpac Banking
0.95%, 1/12/16	1,000,000	1,000,892
		2,494,865

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 1.7%
General Electric Capital MTN
2.25%, 11/9/15	$790,000	$790,328
5.00%, 1/8/16	1,000,000	1,008,570
		1,798,898
TOTAL CORPORATE OBLIGATIONS		13,242,084
CERTIFICATES OF DEPOSIT — 8.0%
Bank of Montreal
0.40%, 11/2/15	1,000,000	1,000,235
National Bank of Canada NY
0.41%, 11/13/15	1,500,000	1,500,324
0.47%, 2/24/16	1,000,000	1,000,000
0.59%, 6/3/16	2,000,000	2,000,119
Westpac Banking
0.29%, 11/9/15	2,000,000	2,000,000
0.33%, 12/31/15	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		8,500,678
U.S. GOVERNMENT AGENCY OBLIGATION — 4.7%
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 4.7%
0.03%, 11/30/15 (A)	5,000,000	4,999,879
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,999,879
REGIONAL GOVERNMENT OBLIGATION — 2.8%
Province of British Columbia Canada
0.24%, 1/6/16 (A)	3,000,000	2,998,680
TOTAL REGIONAL GOVERNMENT OBLIGATION		2,998,680
REPURCHASE AGREEMENTS — 31.2%
Counterparty: Bank of Nova Scotia
0.07% dated 10/30/15, due 11/2/15 in the amount of $13,257,077, fully collateralized by U.S. Government obligations, par value $50,000 – $6,904,000, coupon range 0.75% – 7.25%, maturity range 11/17/15 – 5/15/30, value $13,523,424	13,257,000	13,257,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
0.07% dated 10/30/15, due 11/2/15 in the amount of $20,000,117, fully collateralized by U.S. Treasury obligations, par value $91,300 – $10,118,000, coupon range 1.50% – 2.00%, maturity range 4/30/16 – 2/15/25, value $20,400,000	$20,000,000	$20,000,000
TOTAL REPURCHASE AGREEMENTS		33,257,000
TOTAL INVESTMENTS (Cost $106,446,189) — 100.0%		106,446,189
OTHER ASSETS AND LIABILITIES, NET — 0.0%		48,406
NET ASSETS — 100.0%		$106,494,595
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities amounted to $9,997,943 or 9.39% of net assets of the Fund. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on October 31, 2015. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

EFA — Education Facilities Authority

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 95.0%
ALASKA — 1.0%
Valdez, Exxon Pipeline Project, Ser A, RB
0.01%, 11/2/15 (A)	$335,000	$335,000
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.01%, 11/2/15 (A)	200,000	200,000
		535,000
CALIFORNIA — 10.0%
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/4/15 (A)	500,000	500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (A)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (A)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/2/15 (A)	200,000	200,000
California State, TECP
0.05%, 11/10/15	2,000,000	2,000,000
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/2/15 (A)	200,000	200,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (A)	1,500,000	1,500,000
		5,200,000
GEORGIA — 1.6%
Georgia State, Ser A, GO
5.00%, 7/1/16	500,000	515,986

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.01%, 11/4/15 (A)	$300,000	$300,000
		815,986
ILLINOIS — 3.6%
Illinois State, EFA, TECP
0.10%, 4/7/16	300,000	300,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 11/5/15 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/4/15 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.01%, 11/4/15 (A)	600,000	600,000
		1,850,000
INDIANA — 0.6%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.02%, 11/5/15 (A)	300,000	300,000
IOWA — 1.8%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/5/15 (A)	935,000	935,000
KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/4/15 (A)	400,000	400,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MARYLAND — 3.7%
Johns Hopkins University, TECP
0.02%, 11/5/15	$1,000,000	$1,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.08%, 12/1/15 (A)	910,000	910,000
		1,910,000
MASSACHUSETTS — 5.7%
Boston, Water and Sewer System, TECP
0.07%, 1/7/16	500,000	500,000
Commonwealth of Massachusetts, Ser A, GO
2.00%, 4/27/16	200,000	201,829
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	200,000	202,079
Massachusetts State, Harvard University Project, Ser R, RB
0.01%, 11/2/15 (A)	1,400,000	1,400,000
Massachusetts State, TECP
0.04%, 1/8/16	651,000	651,000
		2,954,908
MICHIGAN — 3.5%
University of Michigan, GO
0.01%, 11/5/15	335,000	335,000
University of Michigan, TECP
0.02%, 12/14/15	1,500,000	1,500,000
		1,835,000
MINNESOTA — 5.0%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.01%, 11/4/15 (A)	600,000	600,000
University of Minnesota, TECP
0.02%, 11/2/15	2,000,000	2,000,000
		2,600,000
MISSISSIPPI — 3.3%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.01%, 11/2/15 (A)	400,000	400,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.01%, 11/2/15 (A)	490,000	490,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.01%, 11/2/15 (A)	$500,000	$500,000
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.01%, 11/2/15 (A)	105,000	105,000
Mississippi State, Business Financial, Chevron USA Project, Ser L, RB
0.01%, 11/2/15 (A)	200,000	200,000
		1,695,000
MISSOURI — 3.7%
Board of Curators of the University of Missouri, TECP
0.02%, 11/4/15	1,000,000	1,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/4/15 (A)	920,000	920,000
		1,920,000
NEW MEXICO — 2.0%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 11/5/15 (A)	1,050,000	1,050,000
NEW YORK — 18.7%
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 11/2/15 (A)	600,000	600,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.01%, 11/2/15 (A)	500,000	500,000
NYC, Ser G, GO
5.00%, 8/1/16	1,000,000	1,035,597
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 11/2/15 (A)	1,000,000	1,000,000
NYC, Water & Sewer System, RB
0.01%, 11/2/15 (A)	500,000	500,000
NYS, Dormitory Authority, Ser E, RB
5.00%, 2/15/16	200,000	202,775

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.01%, 11/4/15 (A)	$200,000	$200,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.14%, 3/1/16 (A)	2,000,000	2,000,000
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/16	1,840,000	1,872,606
Port Authority of New Jersey and New York, TECP
0.07%, 12/22/15	1,600,000	1,600,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/2/15 (A)	200,000	200,000
		9,710,978
OHIO — 1.7%
Franklin County, Health Care Facilities, RB
3.00%, 5/16/16	100,000	101,422
Franklin County, Ohio Health Corp Project, Ser C, RB
0.05%, 11/5/15 (A)	500,000	500,000
Ohio State, Ser K, GO
5.00%, 5/2/16	300,000	307,153
		908,575
OREGON — 2.0%
Clackamas County Hospital Facility Authority, Legacy Health Systems Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.01%, 11/4/15 (A)	1,050,000	1,050,000
PENNSYLVANIA — 3.3%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/15 (A)	1,235,000	1,235,000
University of Pittsburgh, TECP
0.05%, 11/16/15	500,000	500,000
		1,735,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 13.5%
Dallas Area Rapid Transit, TECP
0.04%, 12/10/15	$1,500,000	$1,500,000
0.07%, 1/6/16	500,000	500,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 11/2/15 (A)	500,000	500,000
Harris County, IDC, Exxon Project, AMT, RB
0.01%, 11/2/15 (A)	300,000	300,000
Houston, TRAN
1.00%, 6/30/16	500,000	502,347
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 11/4/15 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.01%, 11/4/15 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 11/4/15 (A)	300,000	300,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 11/5/15 (A)	600,000	600,000
University of Texas, TECP
0.03%, 1/4/16	300,000	300,000
0.04%, 1/27/16	1,000,000	1,000,000
		7,002,347
VIRGINIA — 2.9%
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.03%, 11/4/15 (A)	200,000	200,000
University of Virginia, TECP
0.03%, 11/4/15	1,000,000	1,000,000
0.03%, 12/3/15	300,000	300,000
		1,500,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON — 1.7%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.04%, 11/5/15 (A)	$300,000	$300,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 11/5/15 (A)(B)	600,000	600,000
		900,000
WISCONSIN — 3.8%
Wisconsin State, TECP
0.04%, 12/2/15	1,000,000	1,000,000
0.05%, 2/4/16	1,000,000	1,000,000
		2,000,000
WYOMING — 1.1%
County of Lincoln Wyoming, Ser C, AMT, RB
0.01%, 11/2/15 (A)	600,000	600,000
TOTAL MUNICIPAL OBLIGATIONS		49,407,794
COMMERCIAL PAPER — 4.8%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.8%
Michigan State, Hospital Finance Authority
0.02%, 11/17/15 (C)	1,000,000	1,000,000
Norfolk, Economic Development Authority
0.02%, 11/2/15 (C)	1,500,000	1,500,000
TOTAL COMMERCIAL PAPER		2,500,000
TOTAL INVESTMENTS (Cost $51,907,794) — 99.8%		51,907,794
OTHER ASSETS AND LIABILITIES, NET — 0.2%		98,195
NET ASSETS — 100.0%		$52,005,989

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 79.7%
FANNIE MAE — 1.6%
2.25%, 3/15/16 (A)	$15,000,000	$15,109,383
FANNIE MAE, DISCOUNT NOTE — 8.3%
0.12%, 11/12/15 (A)(B)	50,000,000	49,997,479
0.08%, 1/14/16 (A)(B)	30,000,000	29,986,125
		79,983,604
FEDERAL FARM CREDIT BANK — 1.0%
0.31%, 11/5/15	10,000,000	10,000,171
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 22.7%
0.03%, 11/3/15 (B)	60,000,000	59,999,900
0.19%, 11/12/15 (B)	25,000,000	24,998,549
0.03%, 11/30/15 (B)	47,500,000	47,498,852
0.09%, 12/1/15 (B)	10,000,000	9,999,250
0.22%, 12/2/15 (B)	10,000,000	9,998,106
0.18%, 12/7/15 (B)	10,000,000	9,998,200
0.18%, 12/11/15 (B)	5,000,000	4,999,000
0.14%, 12/22/15 (B)	5,000,000	4,999,008
0.19%, 1/6/16 (B)	5,000,000	4,998,258
0.20%, 2/2/16 (B)	12,500,000	12,493,542
0.32%, 5/4/16 (B)	20,000,000	19,967,111
0.38%, 6/7/16 (B)	10,000,000	9,976,883
		219,926,659
FEDERAL HOME LOAN BANK — 2.7%
1.63%, 12/11/15	500,000	500,747
0.22%, 9/23/16 (C)	25,000,000	25,000,000
		25,500,747
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 20.7%
0.18%, 11/4/15 (B)	17,500,000	17,499,983
0.10%, 11/9/15 (B)	5,000,000	4,999,889
0.17%, 11/19/15 (B)	50,000,000	49,995,750
0.02%, 11/23/15 (B)	49,800,000	49,799,391
0.15%, 12/14/15 (B)	30,000,000	29,994,625
0.16%, 12/15/15 (B)	22,875,000	22,874,499
0.18%, 2/16/16 (B)	25,000,000	24,986,625
		200,150,762
FREDDIE MAC — 0.1%
4.75%, 11/17/15 (A)	682,000	683,354
0.50%, 5/13/16 (A)	490,000	490,247
		1,173,601
FREDDIE MAC, DISCOUNT NOTE — 22.6%
0.07%, 11/5/15 (A)(B)	25,000,000	24,999,806
0.14%, 11/13/15 (A)(B)	70,000,000	69,998,767
0.03%, 11/20/15 (A)(B)	15,553,000	15,552,733
0.23%, 1/14/16 (A)(B)	50,000,000	49,976,875
0.09%, 1/20/16 (A)(B)	23,158,000	23,153,368
0.17%, 2/4/16 (A)(B)	20,000,000	19,991,028

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
0.18%, 2/19/16 (A)(B)	$15,000,000	$14,991,979
		218,664,556
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		770,509,483
U.S. TREASURY OBLIGATION — 10.2%
U.S. Treasury Bill (B) 0.05%, 1/7/16	99,000,000	98,990,229
TOTAL U.S. TREASURY OBLIGATION		98,990,229
REPURCHASE AGREEMENTS — 9.6%
Counterparty: Bank of Nova Scotia
0.07% dated 10/30/15, due 11/2/15 in the amount of $67,912,396, fully collateralized by U.S. Government obligations, par value $257,000 – $46,579,000, coupon range 0.75% – 7.25%, maturity range 11/17/15 – 5/15/30, value $69,271,366	67,912,000	67,912,000
Counterparty: RBC Capital Markets 0.07% dated 10/30/15, due 11/2/15 in the amount of $25,000,146, fully collateralized by U.S. Treasury obligations, par value $146,400 – $22,032,600, coupon range 1.63% – 2.75%, maturity range 6/30/20 – 2/15/24, value $25,500,056	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		92,912,000
TOTAL INVESTMENTS (Cost $962,411,712) — 99.5%		962,411,712
OTHER ASSETS AND LIABILITIES, NET — 0.5%		4,999,817
NET ASSETS — 100.0%		$967,411,529
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on October 31, 2015. Date shown represents the final maturity date.

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2015

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 71.1%
U.S. Treasury Bills
0.03%, 11/12/15 (A)	$125,000,000	$125,000,000
0.01%, 11/19/15 (A)	50,000,000	49,999,688
0.07%, 12/10/15 (A)	10,000,000	9,998,862
0.10%, 12/17/15 (A)	15,000,000	14,998,026
0.00%, 12/24/15 (A)	50,000,000	49,999,853
0.01%, 12/31/15 (A)	30,000,000	29,999,005
0.08%, 1/7/16 (A)	100,000,000	99,985,423
0.15%, 2/4/16 (A)	25,000,000	24,990,144
0.16%, 3/3/16 (A)	25,000,000	24,983,224
0.25%, 3/31/16 (A)	30,000,000	29,968,227
0.27%, 4/28/16 (A)	25,000,000	24,966,935
0.30%, 5/26/16 (A)	25,000,000	24,957,306
0.16%, 6/23/16 (A)	30,000,000	29,968,993
U.S. Treasury Note 0.38%, 11/15/15	55,000,000	55,007,732
TOTAL U.S. TREASURY OBLIGATIONS		594,823,418
REPURCHASE AGREEMENTS — 28.9%
Counterparty: Bank of Nova Scotia
0.06% dated 10/30/15, due 11/2/15 in the amount of $147,140,736, fully collateralized by U.S. Treasury obligations, par value $60 – $104,664,000, coupon range 0.63% – 6.63%, maturity range 9/15/16 – 11/15/43, value $150,083,551	147,140,000	147,140,000
Counterparty: RBC Capital Markets
0.07% dated 10/30/15, due 11/2/15 in the amount of $95,000,554, fully collateralized by U.S. Treasury obligations, par value $4,800 – $55,471,600, coupon range 1.00% – 8.88%, maturity range 5/15/18 – 2/15/29, value $96,900,091	95,000,000	95,000,000
TOTAL REPURCHASE AGREEMENTS		242,140,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $836,963,418) — 100.0%	$836,963,418
OTHER ASSETS AND LIABILITIES, NET — 0.0%	15,762
NET ASSETS — 100.0%	$836,979,180
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

35

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund (four of the series constituting TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund (four of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2015

36

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 1, 2015.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008-2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	22	Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009; President of Christ Church Trustees since 2008; Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 6/6/02	Retired.	22	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited (May 2000 – November 2014).
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Retired financial services attorney; real estate investor; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013.	22	Director and Vice Chairman, Albany Law School Board of Trustees.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2015.

37

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee
and Director, ISO-NE (energy
and energy services), (2011 –  present); Trustee and Finance Committee Chairman, Lesley
University (2003 – 2011);
Board of Governors,
Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’
Pension Plan Board since
2012; Director of Queens
					University, Greenwood College School; Director of The Perimeter Institute; The Shaw Festival; Director of The Canadian Coalition for Good Governance; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2015.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

38

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 62	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 56	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

39

TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial expert is Jim Kelly who is “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2014 - $ 209,657

2015 - $ 215,949

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2014 - $0

2015 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2014 - $ 73,650

2015 - $ 76,194

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2014 - $0

2015 - $0

(e)            (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2014 - 0%

2015 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2014- $ 73,650

2015- $ 76,194

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers are attached hereto, evidencing a change to the Principal Executive Officer.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

     R. Michael Thorfinnson, President

Date  January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President _______

      R. Michael Thorfinnson, President

Date  January 4, 2016

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

     Eric Kleinschmidt, Treasurer

Date  January 4, 2016

* Print the name and title of each signing officer under his or her signature.